Income Tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax - Changes In Valuation Allowances Details 5
Balance, at beginning	$ 4,235	$ 4,203	$ 4,607
Charged / (credited) to income tax expense	(288)	32	(404)
Balance, at end	$ 3,976	$ 4,235	$ 4,203